Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Issuances	£ 4,803	£ 9,099
Redemption of subordinated debt	4,221	7,241
Barclays Bank PLC loans issued intra-group Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuances	4,544
Redemption of subordinated debt	3,087
Barclays Bank PLC externally issued | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	1,060
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	128
USD Notes | Floating interest rate | Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt		£ 74
ZAR Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	89
EUR Notes | Floating interest rate | Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Issuances	42
EUR 6.625% fixed rate notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 838
Interest rate	6.625%
6.86% euro notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 147
Interest rate	6.86%
EUR floating rate notes | Floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 42
GBP floating rate notes | Floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	21
GBP 6% callable perpetual core tier one notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 12
Interest rate	6.00%